UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if an Amendment [ ];  Amendment Number: _________
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     J.H. Whitney Investment Management, LLC
Address:  375 Park Avenue, Suite 1307
          New York, New York  10152

Form 13F File Number:  028-12714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   John M.B. O'Connor, CEO
Phone:  (212) 835-1950

Signature, Place, and Date of Signing:

/s/ John M.B. O'Connor      New York, New York         February 17, 2009
-----------------------------------------------------------------------
  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Two (2)

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:   $16,816 (thousands)


LIST OF OTHER INCLUDED MANAGERS:

---------------------------------------------------------------
|NO.|FORM 13F FILE NO.|                 NAME                  |
---------------------------------------------------------------
| 1 |    028-12717    |Whitney Green River Management Co., LLC|
---------------------------------------------------------------
| 2 |    028-12716    |Whitney Green River GP, LLC            |
---------------------------------------------------------------

                                   13F INFORMATION TABLE

ISSUER                        TITLE OF      CUSIP     VALUE    SHS OR    SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                              CLASS                   (X 1000) PRN AMT   PRN CALL DISCRETION MGRS
                                                                                                        SOLE SHARED NONE

ALLIED HEALTHCARE INTL INC    COM           01923A109   $2,368 2,172,831  SH         DEFINED   1,2 2,172,831      0    0
ALLSCRIPTS MIS HEALTHCARE     COM           01988P108     $208    20,999  SH         DEFINED   1,2    20,999      0    0
AMERICAN ORIENTAL BIOENGINEER COM           028731107   $2,120   312,200  SH         DEFINED   1,2   312,200      0    0
ARGAN INC                     COM           04010E109     $291    26,688  SH         DEFINED   1,2    26,688      0    0
ARRIS GROUP INC               COM           04269Q100   $1,319   165,900  SH         DEFINED   1,2   165,900      0    0
DOLLAR FINANCIAL CORP         COM           256664103   $1,607   155,999  SH         DEFINED   1,2   155,999      0    0
HEARTLAND PMT SYS INC         COM           42235N108     $293    16,720  SH         DEFINED   1,2    16,720      0    0
HERBALIFE LTD                 COM USD SHS   G4412G101   $2,131    98,300  SH         DEFINED   1,2    98,300      0    0
INVERNESS MED INNOVATIONS     COM           46126P106   $1,917   101,360  SH         DEFINED   1,2   101,360      0    0
INVERNESS MED INNOVATIONS     COM           46126P106       $8       400  SH CALL    DEFINED   1,2
LIBERTY MEDIA CORP NEW        ENT COM SER A 53071M500   $1,287    73,600  SH         DEFINED   1,2    73,600      0    0
NMT MED INC                   COM           629294109     $157   166,769  SH         DEFINED   1,2   166,769      0    0
POMEROY IT SOLUTIONS INC      COM           731822102   $1,009   322,343  SH         DEFINED   1,2   322,343      0    0
PORTFOLIO RECOVERY ASSOC      COM           73640Q105     $365    10,800  SH         DEFINED   1,2    10,800      0    0
SUNOPTA INC                   COM           8676EP108     $489   311,283  SH         DEFINED   1,2   311,283      0    0
TELETECH HLDGS INC            COM           879939106     $973   116,500  SH         DEFINED   1,2   116,500      0    0
THINKORSWIM GROUP INC         COM           88409C105     $274    48,703  SH         DEFINED   1,2    48,703           0